Expense Example - Franklin Templeton Moderate Model Portfolio	May 01, 2021 USD ($)
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,277
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	$ 1,018